Mining interests - Schedule of Purchase Price Calculation (Details) - Oklo Resources Limited $ in Thousands	Sep. 07, 2022 USD ($) shares
Disclosure of detailed information about business combination [line items]
Fair value of shares issued	$ 35,658
Shares issed | shares	10,742,814
Cash consideration	$ 18,426
Loan facility	1,346
Transaction costs	1,358
Cost of acquisition	$ 56,788